Loans and Advances (Tables)	6 Months Ended
Sep. 30, 2021
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Summary of Loans and Advances
The following tables present loans and advances at Sept
e
mber 30, 2021 and March 31, 2021.

	At September 30, 2021
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total
	(In millions)
Loans and advances at amortized cost:
Gross loans and advances	¥94,386,082	¥3,640,141	¥1,086,562	¥99,112,785

Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(266,624)
Less: Allowance for loan losses	(159,889)	(241,382)	(398,737)	(800,008)

Carrying amount				¥98,046,153

	At March 31, 2021
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loans and advances at amortized cost:
Gross loans and advances	¥94,155,246	¥3,498,733	¥1,171,576	¥98,825,555

Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(261,330)
Less: Allowance for loan losses	(170,156)	(255,909)	(423,222)	(849,287)

Carrying amount				¥97,714,938

Reconciliation of Allowance for Loan Losses
Reconciliation of allowance for loan losses is as follows:

	At September 30, 2021
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total
	(In millions)
Allowance for loan losses:
Balance at April 1, 2021	¥170,156	¥255,909	¥423,222	¥849,287
Net transfers between stages	(8,713)	(1,465)	10,178	—
Provision (credit) for loan losses	(2,382)	(14,193)	30,430	13,855
Charge-offs (1)	—	—	72,949	72,949
Recoveries	—	—	7,032	7,032

Net charge-offs	—	—	65,917	65,917
Others (2)	828	1,131	824	2,783

Balance at September 30, 2021	¥159,889	¥241,382	¥398,737	¥800,008

	At September 30, 2020
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Allowance for loan losses:
Balance at April 1, 2020	¥203,286	¥147,382	¥355,737	¥706,405
Net transfers between stages	(3,299)	(10,720)	14,019	—
Provision (credit) for loan losses	(23,142)	166,273	81,865	224,996
Charge-offs (1)	—	—	80,694	80,694
Recoveries	—	—	6,365	6,365

Net charge-offs	—	—	74,329	74,329
Others (2)	24	(572)	1,424	876

Balance at September 30, 2020	¥176,869	¥302,363	¥378,716	¥857,948

(1)	Charge-offs consist of the reduction of the allowance through the sales of loans and write-offs.
(2)	Others mainly include foreign exchange translations for the six months ended September 30, 2021 and 2020.

Summary of Key Factor of the Macroeconomic Scenarios	The following table shows the growth rates of Japanese and global GDP, which are the key factors of the macroeconomic scenarios, under the base scenario.

	For the fiscal year ending March 31,
	2022	2023
	(%)
Japanese GDP	3.4	2.9
Global GDP	6.0	4.2